NONCONSOLIDATED AFFILIATES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) affiliate	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 01, 2023
Investments in and Advances to Affiliates [Line Items]
Net investment in nonconsolidated affiliates	$ 778	$ 788
Number of nonconsolidated affiliates | affiliate	7
Income (loss) in equity in earnings of nonconsolidated affiliates	$ 60	51	$ 75
Carrying values of equity interest	$ 778	$ 788	$ 686
Customer Concentration Risk | Revenue Benchmark | Equity Method Investee
Investments in and Advances to Affiliates [Line Items]
Concentration risk, percentage	2.00%	2.00%	2.00%
Supplier Concentration Risk | Cost of Goods and Service Benchmark | Equity Method Investee
Investments in and Advances to Affiliates [Line Items]
Concentration risk, percentage	3.00%	3.00%	4.00%
Other Nonconsolidated Affilates | Minimum
Investments in and Advances to Affiliates [Line Items]
Ownership percentage	19.90%
Other Nonconsolidated Affilates | Maximum
Investments in and Advances to Affiliates [Line Items]
Ownership percentage	50.00%
Derby
Investments in and Advances to Affiliates [Line Items]
Ownership percentage				19.90%
Income (loss) in equity in earnings of nonconsolidated affiliates	$ (7)
Transaction costs and amortization expense from purchase accounting	17
Carrying values of equity interest	117	$ 121
Carrying values of note receivable	254	228
Equity method investment, non-cash interest income on note receivable	$ 26	$ 4